Supplement to the
Spartan® Small Cap
Index Fund
Investor Class
and Fidelity
Advantage® Class
June 29, 2012
Summary Prospectus
As Revised
September 6, 2012

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table"on page 2.

Shareholder fees (fees paid directly from your investment)

Investor Class

Fidelity Advantage® Class

Redemption fee on shares held less than 90 days (as a % of amount redeemed)	1.50%	1.50%
SCX-SUM-12-01  December 11, 2012
1.954613.100

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management fee	0.15%	0.15%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.21%	0.08%
Acquired fund fees and expenses	0.07%	0.07%
Total annual operating expenses A	0.43%	0.30%
Fee waiver and/or expense reimbursement	0.13%	0.14%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.30%	0.16%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.23% and 0.09%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table"on page 3.

Investor Class

Fidelity Advantage Class

1 year	$ 31	$ 16
3 years	$ 118	$ 75
5 years	$ 221	$ 147
10 years	$ 523	$ 360

The following information replaces the similar information found under the heading "Purchase and Sale of Shares"on page 5.

Initial Purchase Minimum - Investor Class	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAs (requires monthly purchases of $200 until fund balance is $2,500)	$200
Initial Purchase Minimum - Fidelity Advantage Class	$10,000

The fund may waive or lower purchase minimums in other circumstances.

Supplement to the
Spartan® Small Cap
Index Fund
Institutional Class and
Fidelity Advantage®
Institutional Class
June 29, 2012
Summary Prospectus
As Revised
September 6, 2012

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" on page 2.

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage Institutional Class

Management fee	0.15%	0.15%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.02%	0.00%
Acquired fund fees and expenses	0.07%	0.07%
Total annual operating expensesA	0.24%	0.22%
Fee waiver and/or expense reimbursement	0.10%	0.10%
Total annual operating expenses after fee waiver and/or expense reimbursement B	0.14%	0.12%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the class.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.07% and 0.05%. These arrangements will remain in effect through June 30, 2014. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

SCX-I-SCX-AI-SUM-12-01  December 11, 2012
1.954614.100

Effective January 1, 2013, the following information replaces the similar information found under the heading "Fee Table" on page 3.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 14	$ 12
3 years	$ 62	$ 55
5 years	$ 120	$ 108
10 years	$ 290	$ 265